Cover	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	COMPANHIA DE SANEAMENTO BASICO DO ESTADO DE SAO PAULO-SABESP
Entity Central Index Key	0001170858
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Transition Report	false
Document Shell Company Report	false
Document Annual Report	true
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	D5
Document Accounting Standard	International Financial Reporting Standards
Entity Common Stock, Shares Outstanding	683,509,869
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
ICFR Auditor Attestation Flag	true